Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax
Schedule of components of (loss)/ income before income taxes

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
The Cayman Islands	(22,964)	(11,880)	(14,109)
Hong Kong	(14,588)	(16,629)	14,951
PRC, excluding Hong Kong	(183,295)	(15,864)	103,864
Other	(1,156)	(200)	(2,822)

	(222,003)	(44,573)	101,884

Schedule of current and deferred portions of income tax expenses (benefits) included in the Consolidated Statements of Comprehensive Income (Loss)
	For the Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Current tax expenses	—	—	12,456
Deferred tax benefits	—	—	(43,981)

Income tax benefits	—	—	31,525

Schedule of reconciliation of income tax rate

	For the Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Statutory income tax rate	25%	25%	25%
Increase (decrease) in effective income tax rate resulting from
Tax rate differential not subject to PRC income tax	3.14%	9.85%	2.29%
Share-based compensation	—	(0.56)%	11.31%
Non-deductive expense without tax invoice	(2.24)%	(12.98)%	13.02%
Others	(2.13)%	(1.50)%	1.89%
Change in valuation allowance	(23.77)%	(19.81)%	(84.45)%

Effective tax rate	0%	0%	(30.94)%

Schedule of deferred tax assets

	As of December 31,
	2016	2017
	RMB	RMB
Payroll and other accrued expenses	12,079	9,460
Inventory write-down	1,380	1,569
Net operating loss carry forwards	80,644	45,284
Advertisement expenses	6,933	2,667
Less: Valuation allowance	(101,036)	(14,999)

Total deferred tax assets	—	43,981

Schedule of changes in valuation allowance

	For the Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Balance at the beginning of the year	39,432	92,204	101,036
Additions	52,772	8,832	2,842
Reversals	—	—	(88,879)

Balance at the end of the year	92,204	101,036	14,999